Income tax expense (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Profit/(Loss) before tax	¥ (190,384)	¥ (320,766)	¥ 587,214
Income tax computed at statutory EIT rate (25%)	(47,596)	(80,192)	146,804
Effect of preferential tax rates for certain entities comprising the Group	(20,409)	(60,798)	(59,422)
Effect of differing tax rates in different jurisdictions	184,235	177,749	16,505
Non-deductible expenses and non-taxable income, net	34,012	11,960	3,367
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC	(3,253)		(501)
Change in valuation allowances	699	15,427	(7,857)
Adjustments to current income tax of prior years			(1,253)
Others	(119)	372
Income tax expense	¥ 147,569	¥ 64,518	¥ 97,643
Effective income tax rate	(77.50%)	(20.10%)	16.60%